Business Combination Under Common Control - Identifiable Assets Acquired and Liabilities Assumed (Detail)	Apr. 01, 2021 USD ($)
Disclosure Of Business Combinations [Abstract]
Cash and cash equivalents	$ 1,022,668
Other current financial assets	30,763
Other current non-financial assets	214,326
Trade and other receivables, current	132,704
Current accounts receivable from related parties	203,814
Inventories	12,846
Current tax assets	16,804
Total current assets other than assets or groups of assets for disposal classified as held for sale	1,697
TOTAL CURRENT ASSETS	1,635,622
Other non-current financial assets	164,550
Other non-current non-financial assets	47,805
Trade and other non-current receivables	23,081
Intangible assets other than goodwill	333,605
Goodwill	587,357
Property, plant and equipment	3,952,409
Right-of-use assets	31,039
Deferred tax assets	67,780
TOTAL NON-CURRENT ASSETS	5,207,626
TOTAL ASSETS	6,843,248
Other current financial liabilities	82,246,000
Current lease liabilities	3,330,000
Trade and other payables, current	229,345,000
Current accounts payable to related parties	309,110,000
Other current provisions	1,160,000
Current tax liabilities	13,967,000
Other current non-financial liabilities	23,802,000
TOTAL CURRENT LIABILITIES	662,960,000
Other non-current financial liabilities	843,254,000
Non-current lease liabilities	27,762,000
Trade payables, non-current	21,315,000
Non-current accounts payable to related parties	134,333,000
Other long term provisions	28,990,000
Deferred tax liabilities	91,753,000
Non-current provisions for employee benefits	1,237,000
Other non-current non-financial liabilities	8,590,000
TOTAL NON-CURRENT LIABILITIES	1,157,234,000
TOTAL LIABILITIES	1,820,194,000
Total	$ 5,023,054,000